Loan receivables, net - Loan receivables maturity due (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan receivables, net
2025	$ 12,612
2026 and thereafter	977
Total loan receivables, net	$ 13,589	$ 19,679